Schedule of Investments (unaudited) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$820	$967,748

Pennsylvania — 82.2%

Corporate — 0.7%
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT, 3.25%, 08/01/39(a)	2,800	2,861,404
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,423,970

		4,285,374

County/City/Special District/School District — 22.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	330	373,530
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	2,310	2,400,506
Series A, 5.00%, 05/01/42	3,900	4,040,361
Altoona Area School District, GO
(BAM SAW), 5.00%, 12/01/36	215	254,093
(BAM SAW), 5.00%, 12/01/45	1,000	1,155,920
Series A, (AGM), 5.00%, 12/01/36	2,895	3,421,398
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,806,744
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	2,102,230
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	1,002,362
(SAW), 5.00%, 10/01/38	1,335	1,501,768
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	3,046,842
Catasauqua Area School District, Refunding GO, (BAM SAW), 4.00%, 02/15/42	2,255	2,445,841
Chester County Industrial Development Authority, RB, 4.00%, 12/01/49	3,750	4,228,650
Chester County Industrial Development Authority, SAB(a)
4.25%, 03/01/35	1,285	1,288,534
5.00%, 03/01/38	525	524,045
5.13%, 03/01/48	1,048	1,037,730
4.75%, 03/01/50	2,725	2,734,919
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,235,927
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	2,155	2,649,572
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,568,877
Coatesville School District, GO, CAB(b)
Series A, (BAM SAW), 0.00%, 10/01/34	290	175,085
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,471,900
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,312,896
Coatesville School District, Refunding GO, CAB(b)
Series B, (BAM SAW), 0.00%, 10/01/33	500	314,895
Series B, (BAM SAW), 0.00%, 10/01/34	980	589,274
Series C, (BAM SAW), 0.00%, 10/01/33	640	406,016
County of Lancaster Pennsylvania, Refunding GO 4.00%, 11/01/34	500	569,820
4.00%, 11/01/35	520	590,361
4.00%, 11/01/36	540	611,669

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Lancaster Pennsylvania, Refunding GO (continued) 4.00%, 11/01/37	$565	$638,614
4.00%, 11/01/38	585	659,260
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	2,134,527
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	645	735,577
(BAM SAW), 4.00%, 10/01/44	1,530	1,727,584
Easton Area School District, GO, Series B, (SAW), 5.00%, 02/01/31	1,650	2,061,163
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	4,100	4,974,858
(SAW), 5.00%, 02/01/42	6,365	7,584,789
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	640	721,651
Series A, (SAW), 4.00%, 04/01/40	400	449,860
Series A, (SAW), 4.00%, 04/01/42	1,150	1,287,413
Series A, (SAW), 4.00%, 04/01/43	1,010	1,128,200
Series A, (SAW), 4.00%, 04/01/46	1,185	1,316,025
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	2,365	2,557,795
Mechanicsburg Area School District, GO
Series A, (SAW), 4.00%, 03/01/40	2,160	2,468,578
Series A, (SAW), 4.00%, 03/01/41	2,245	2,556,853
Series A, (SAW), 4.00%, 03/01/42	2,335	2,650,202
North Allegheny School District, GO, (SAW), 4.00%, 05/01/39	1,000	1,163,610
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,625	1,722,191
Pittsburgh School District, GO
Series A, (SAW), 4.00%, 09/01/37	2,240	2,558,058
Series A, (SAW), 4.00%, 09/01/38	2,235	2,544,659
Redevelopment Authority of The County of Washington, Refunding TA 4.00%, 07/01/23	550	556,946
5.00%, 07/01/28	600	645,558
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	6,000	6,075,840
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	2,135,239
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/40	1,710	2,094,579
State Public School Building Authority, RB, (AGM), 5.00%, 07/15/34	5,070	5,149,954
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	5,937,500
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(c)	630	719,819
Series A, 4.00%, 04/01/41	260	295,350
Series A, 4.00%, 04/01/42	185	209,627
Series A, 4.00%, 04/01/43	345	389,954
Series A, 4.00%, 04/01/44	390	439,741
Series A, 4.00%, 04/01/50	705	789,177
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,252,575
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	1,130	1,359,966
West Shore School District, GO (SAW), 5.00%, 11/15/43	4,045	4,908,122

1

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
West Shore School District, GO (continued)
(SAW), 4.00%, 11/15/45	$1,285	$1,475,540
(SAW), 4.00%, 11/15/48	640	732,211
(SAW), 5.00%, 11/15/48	1,975	2,379,124

		131,050,054

Education — 10.9%
Allegheny County Higher Education Building Authority, Refunding RB, Series A, 5.00%, 08/01/27	965	1,212,368
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	290	298,329
5.00%, 10/01/49	795	795,779
Delaware County Authority, RB 5.00%, 08/01/40	1,795	2,056,190
5.00%, 07/01/47	3,870	4,116,326
East Hempfield Township Industrial Development Authority, RB 5.00%, 07/01/35	1,395	1,414,744
5.00%, 07/01/45	450	451,305
5.00%, 07/01/47	1,180	1,184,201
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	5,790	6,453,592
Pennsylvania Higher Educational Facilities Authority, Refunding RB 4.00%, 05/01/36	500	544,835
5.00%, 05/01/37	1,595	1,616,389
Series A, 5.25%, 05/01/21(c)	7,140	7,199,064
Series A, 5.25%, 07/15/33	2,420	2,577,978
Series A, 5.50%, 07/15/38	365	386,984
Pennsylvania State University, RB 5.00%, 09/01/48	2,615	3,146,054
Series A, 5.00%, 09/01/43	3,935	4,893,920
Philadelphia Authority for Industrial Development Refunding RB(a) 5.00%, 06/15/40	580	648,173
5.00%, 06/15/50	1,090	1,200,373
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	485	488,904
5.00%, 06/15/39	840	876,696
5.00%, 11/01/42	3,525	4,126,612
5.00%, 06/15/50	800	827,952
Philadelphia Authority for Industrial Development, Refunding RB 5.00%, 05/01/30	785	915,491
5.00%, 05/01/40	675	758,754
4.00%, 05/01/42	4,780	4,457,780
4.00%, 11/01/45	4,260	4,776,482
5.00%, 05/01/50	2,010	2,200,407
Series 2015, 5.00%, 04/01/45	3,330	3,763,566

		63,389,248

Health — 19.0%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,799,230
Series A, 4.00%, 07/15/38	2,500	2,837,525
Series A, 5.00%, 04/01/47	1,950	2,276,781
Bucks County Industrial Development Authority, RB 4.00%, 08/15/44	1,690	1,839,261
4.00%, 07/01/51(d)	2,500	2,627,000

Security	Par (000)	Value

Health (continued)
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	$1,560	$1,746,748
Centre County Hospital Authority, RB, 7.00%, 11/15/21(c)	4,110	4,307,896
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,532,970
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,430	1,594,965
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(c)	430	504,037
4.00%, 01/01/36	645	665,698
4.13%, 01/01/38	260	269,467
5.00%, 01/01/38	3,970	4,190,414
5.00%, 01/01/39	1,240	1,362,586
Doylestown Hospital Authority, RB, Series A, 4.00%, 07/01/45	1,250	1,317,288
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,638,660
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	125	136,969
5.00%, 12/01/39	235	253,241
5.00%, 12/01/49	150	158,442
5.00%, 12/01/54	635	665,950
Geisinger Authority, Refunding RB
Series A, 4.00%, 04/01/50	2,765	3,119,196
Series A-2, 5.00%, 02/15/39	5,950	7,111,023
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	1,021,422
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	730	785,940
5.00%, 12/01/44	1,170	1,318,368
4.00%, 12/01/49	985	1,056,452
Lancaster Industrial Development Authority, Refunding RB(c) 5.38%, 05/01/23	730	810,840
5.75%, 05/01/23	1,285	1,437,697
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/37	1,365	1,629,291
Montgomery County Industrial Development Authority, Refunding RB 5.00%, 05/15/22(c)	2,280	2,412,468
5.25%, 01/01/40	5,000	5,043,300
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,371,320
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	4,306,474
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,524,906
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,419,000
Pennsylvania Higher Educational Facilities Authority, RB 4.00%, 08/15/44	4,965	5,639,148
Series A, 5.75%, 08/15/21(c)	9,275	9,509,936
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,816,593
Philadelphia Hospitals & Higher Education Facilities Authority, Series C, 5.00%, 07/01/41	9,375	9,513,281

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	$5,000	$5,935,900
Westmoreland County Industrial Development Authority Refunding RB, Series A, 4.00%, 07/01/37	1,040	1,190,041

		109,697,724

Housing — 1.9%
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35	565	321,790
Series A, 4.50%, 10/01/40	600	329,466
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 4.00%, 10/01/47	3,580	3,832,319
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	1,260	836,829
Series A, 4.00%, 12/01/46	5,740	3,962,207
Series A, 4.00%, 12/01/51	2,300	1,563,885

		10,846,496

State — 4.2%
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/32	2,040	2,591,269
Commonwealth of Pennsylvania, GO, Series 2020, 5.00%, 05/01/27	2,000	2,497,340
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/24	1,360	1,537,752
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	11,902,065
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,860,450
Sub-Series B, 5.25%, 12/01/48	3,215	3,902,978

		24,291,854

Tobacco — 0.7%
Commonwealth Financing Authority, RB 5.00%, 06/01/33	1,000	1,224,460
5.00%, 06/01/35	2,205	2,679,692

		3,904,152

Transportation — 15.8%
City of Philadelphia PA Airport Revenue Refunding RB
Series A, 5.00%, 07/01/24	735	838,613
Series A, 5.00%, 07/01/25	1,545	1,812,872
Series A, 5.00%, 07/01/26	1,160	1,395,550
Series A, 5.00%, 07/01/27	1,400	1,720,656
Series A, 5.00%, 07/01/28	1,750	2,188,182
Series C, AMT, 4.00%, 07/01/45	4,000	4,449,120
Series C, AMT, 4.00%, 07/01/50	4,000	4,420,920
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,800	2,098,062
Series B, AMT, 5.00%, 07/01/47	7,490	8,554,404
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,500	3,019,200
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	1,510	1,607,108
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	100	118,270
Series B, 5.00%, 12/01/23	500	562,985
Series B, 5.00%, 12/01/24	500	582,665
Series B, 5.00%, 12/01/25	425	511,024

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series B, 5.00%, 12/01/26	$500	$618,775
Series B, 5.00%, 12/01/27	500	634,470
Series B, 5.00%, 12/01/28	990	1,283,436
Series B, 5.00%, 12/01/35	885	1,150,925
Series B, 5.00%, 12/01/50	8,515	10,604,751
Sub-Series B-1, 5.00%, 06/01/42	4,705	5,588,552
Series A, Subordinate, 5.00%, 12/01/39	4,735	5,851,939
Series A, Subordinate, 4.00%, 12/01/49	1,395	1,550,556
Pennsylvania Turnpike Commission, RB, CAB(b)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	2,225	1,285,472
Sub-Series A-3, 0.00%, 12/01/42	6,740	3,522,594
Pennsylvania Turnpike Commission, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 07/15/26	5,000	6,167,350
Series A-1, 5.25%, 12/01/45	4,730	5,514,612
Series B-2, (AGM), 5.00%, 06/01/33	1,215	1,462,374
Southeastern Pennsylvania Transportation Authority, RB 5.00%, 06/01/21(c)	7,295	7,382,686
5.00%, 06/01/32	1,925	2,490,392
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,414,742

		91,403,257

Utilities — 6.3%
Allegheny County Sanitary Authority, RB
(BAM), 5.25%, 12/01/41	2,090	2,332,921
5.00%, 06/01/43	4,000	4,854,520
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	4,224,349
Series A, 5.00%, 11/01/45	3,210	4,040,074
Series A, 5.25%, 10/01/52	1,190	1,430,166
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(c)	980	1,080,597
Falls Township Authority, Refunding RB, (MUN GOVT GTD), 5.00%, 12/01/37	2,115	2,187,946
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,115,540
Philadelphia Gas Works Co, Refunding RB 5.00%, 08/01/30	700	819,665
5.00%, 08/01/31	900	1,052,766
5.00%, 08/01/32	1,200	1,402,308
5.00%, 08/01/33	600	700,458
5.00%, 08/01/34	1,050	1,224,510
Pittsburgh Water & Sewer Authority, RB
Series B, (AGM), 4.00%, 09/01/50	1,600	1,839,968
Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,506,413
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,500	3,018,775
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,631,381

		36,462,357

Total Municipal Bonds in Pennsylvania		475,330,516

Puerto Rico — 3.8%

State — 3.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	5,213,188
Series A-1, Restructured, 5.00%, 07/01/58	4,566	5,031,915
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,075,054

3

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$2,660	$2,921,026
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/46	7,251	2,218,733
Series A-1, Restructured, 0.00%, 07/01/51	3,765	824,723
Series B-1, Restructured, 0.00%, 07/01/46	925	282,578

		18,567,217

Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	270	282,463
Series A, Senior Lien, 5.25%, 07/01/42	3,125	3,277,250

		3,559,713

Total Municipal Bonds in Puerto Rico		22,126,930

Total Municipal Bonds — 86.2% (Cost: $475,013,154)		498,425,194

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 18.2%

Education — 4.0%
Northampton County General Purpose Authority, Refunding RB 4.00%, 11/01/38(f)	6,002	6,789,416
5.00%, 11/01/47	6,100	7,090,274
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(f)	8,090	8,917,850

		22,797,540

Health — 9.0%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	4,997	5,573,453
Geisinger Authority, RB, Series A-1, 5.13%, 06/01/41	12,570	12,711,789
General Authority of Southcentral Pennsylvania, Refunding RB 4.00%, 06/01/49	9,015	10,248,793
Series A, 5.00%, 06/01/24(c)	5,000	5,745,250
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(f)	7,550	8,457,208
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	2,180,920
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	6,096	7,280,006

		52,197,419

Housing — 0.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(f)	5,197	5,270,024

Security	Par (000)	Value

State — 2.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$11,000	$12,634,270

Transportation — 1.1%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,058,978
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,480,841

		6,539,819

Utilities — 1.0%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,747,647

Total Municipal Bonds in Pennsylvania		105,186,719

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.2% (Cost: $97,529,678)		105,186,719

Total Long-Term Investments — 104.4% (Cost: $572,542,832)		603,611,913

	Shares

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	26,986,779	26,989,478

Total Short-Term Securities — 4.7% (Cost: $26,991,044)		26,989,478

Total Investments — 109.1% (Cost: $599,533,876)		630,601,391

Other Assets Less Liabilities — 0.5%		2,671,537

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.6)%		(55,474,615)

Net Assets — 100.0%		$577,798,313

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2021 to June 1, 2039, is $25,258,217.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$23,554,839	$3,439,341	(a)	$—	$2,629	$(7,331)	$26,989,478	26,986,779	$2,105	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$498,425,194	$—	$498,425,194
Municipal Bonds Transferred to Tender Option Bond Trusts	—	105,186,719	—	105,186,719
Short-Term Securities
Money Market Funds	26,989,478	—	—	26,989,478

	$26,989,478	$603,611,913	$—	$630,601,391

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $55,453,902 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

Portfolio Abbreviation (continued)

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

5

Schedule of Investments (unaudited) (continued) February 28, 2021	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6